S000004358 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	281 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
ICE U.S. Treasury 7-10 Year Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.20%	(1.70%)	1.37%
iShares 7-10 Year Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	(1.82%)	1.26%
Performance Inception Date					Jul. 22, 2002
iShares 7-10 Year Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	(2.85%)	0.34%
iShares 7-10 Year Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	(1.81%)	0.57%

[1]	The ICE U.S. Treasury 7-10 Year Bond Index (Spliced) reflects the performance of the Barclays U.S. 7-10 Year Treasury Bond Index through March 31, 2016; the standard pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index from April 1, 2016 through February 28, 2021; the 4 PM pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index, which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.